OPERATING CONTEXT - Capitalization of Eletrobras (Details) R$ in Thousands	Feb. 21, 2021 BRL (R$)
Public service electric power concessions [line items]
Concession grants extension period	30 years
Revenue sharing period	30 years
Federal Government
Public service electric power concessions [line items]
Revenue sharing before capitalization (as percent)	66.00%
Revenue sharing after capitalization (as a percent)	50.00%
CDE Energy Development Account
Public service electric power concessions [line items]
Revenue sharing before capitalization (as percent)	33.00%
Revenue sharing after capitalization (as a percent)	50.00%
HPP Tucuru
Public service electric power concessions [line items]
Concession grants extension period	30 years
Furnas
Public service electric power concessions [line items]
Amount of investment commitment	R$ 230
Amount of investment commitment period	10 years
AMAZONAS
Public service electric power concessions [line items]
Amount of investment commitment	R$ 295
Amount of investment commitment period	10 years
Sao Francisco River basin
Public service electric power concessions [line items]
Amount of investment commitment	R$ 350
Amount of investment commitment period	10 years